New accounting standards and amendments	12 Months Ended
Dec. 31, 2024
New accounting standards and amendments
New accounting standards and amendments

4.New accounting standards and amendments

Material accounting standards and amendments adopted in 2024

Amendments – IAS 1, Presentation of Financial Statements: Classification of liabilities as current or non-current and non-current liabilities with covenants

Amendments made to IAS 1 in 2020 and 2022 clarified that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is affected by the entity’s expectations or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). Covenants of loan arrangements will not affect classification of a liability as current or non-current at the reporting date if the entity must only comply with the covenants after the reporting date. However, if the entity must comply with a covenant either before or at the reporting date, this will affect the classification as current or non-current even if the covenant is only tested for compliance after the reporting date.

The amendments require disclosures if an entity classifies a liability as non-current and that liability is subject to covenants that the entity must comply with within 12 months of the reporting date. The disclosures include:

-	the carrying amount of the liability;
-	information about the covenants; and
-	facts and circumstances, if any, that indicate that the entity may have difficulty complying with the covenants.

The amendments also clarify what IAS 1 means when it refers to the “settlement” of a liability. Terms of a liability that could, at the option of the counterparty, result in its settlement by the transfer of the entity’s own equity instrument can only be ignored for the purpose of classifying the liability as current or non-current if the entity classifies the option as an equity instrument. However, conversion options that are classified as a liability must be considered when determining the current/non-current classification.

The application of the Amendments to IAS 1 resulted in a change in the Company’s accounting policy for classification of liabilities that can be settled in the Company’s own shares (e.g. the Warrant Liability) from non-current to current liabilities. Under the revised accounting policy, when a liability includes a counterparty conversion option that may be settled by the issuance of the Company’s common shares, the conversion option is taken into account in classifying the liability as current or non-current except when it is classified as an equity component of a compound instrument. The Warrant Liability is classified as current as at December 31, 2024 because the conversion option can be exercised by the warrants holders at any time.

The Amendments to IAS 1 had a retrospective impact on the comparative consolidated statement of financial position as the Company had outstanding Warrant Liability as at December 31, 2023. The Warrant Liability as at December 31, 2023 was entirely reclassified from non-current to current liabilities.

The Company’s other liabilities were not impacted by the Amendments to IAS 1.

New accounting standards issued but not yet effective

The Company has not yet adopted certain standards, interpretations to existing standards and amendments which have been issued but have an effective date of later than December 31, 2024. These standards, interpretations to existing standards and amendments, other than IFRS 18 Presentation and Disclosure in Financial Statements and the amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures, which are presented below, are not expected to have any significant impact on the Company or are not considered material and are therefore not discussed herein.

Amendments – IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosure

On May 30, 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7, which respond to recent questions arising in practice. The amendments were issued to:

-	clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;
-	clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest criterion;
-	add new disclosures for certain instruments with contractual terms that can change cash flows; and
-	update disclosures for equity instruments designated at fair value through other comprehensive income.

The new requirements will apply from January 1, 2026, with early application permitted. Management has not yet evaluated the impact that this new standard will have on its consolidated financial statements.

New standard – IFRS 18, Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, the new standard on presentation and disclosure in financial statements, with a focus on updates to the statement of profit or loss. IFRS 18 was issued in response to investors’ concerns about the comparability and transparency of entities’ performance reporting. The new requirements introduced in IFRS 18 will help to achieve comparability of the financial performance of similar entities, especially related to how “operating profit or loss” is defined. The new disclosures required for some management-defined performance measures will also enhance transparency. The key new concepts introduced in IFRS 18 relate to:

-	the structure of the statement of profit or loss;
-	required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and
-	enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.

IFRS 18 will replace IAS 1; many of the other existing principles in IAS 1 are retained, with limited changes. IFRS 18 will not impact the recognition or measurement of items in the financial statements, but it might change what an entity reports as its “operating profit or loss”.

IFRS 18 will apply for reporting periods beginning on or after January 1, 2027 and also applies to comparative information. Management has not yet evaluated the impact that this new standard will have on its consolidated financial statements.